Loans and Allowance for Credit Losses - Summary of Nonperforming Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Nonperforming Assets [Line Items]
Nonperforming Loans	$ 1,008	$ 1,368	$ 1,192	$ 1,466	$ 1,603
Other Real Estate	141	186	280	288	327
Covered Other Real Estate	21	26	32	37	97
Other Assets	30	23	19	17	10
Total nonperforming assets	1,200	1,603	1,523	1,808	2,037
Total nonperforming assets, excluding covered assets	1,173	1,571	1,483	1,757	1,813
Accruing loans 90 days or more past due	$ 572	$ 552	$ 541	$ 550	$ 713
Nonperforming loans to total loans	0.36%	0.51%	0.46%	0.60%	0.65%
Nonperforming assets to total loans plus other real estate	0.42%	0.58%	0.58%	0.72%	0.80%
Accruing loans 90 days or more past due	$ 720	$ 764	$ 831	$ 945	$ 1,189
Nonperforming loans to total loans	0.36%	0.50%	0.46%	0.59%	0.68%
Nonperforming assets to total loans plus other real estate	0.43%	0.59%	0.58%	0.73%	0.86%
Lease Financing [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	$ 24	$ 40	$ 14	$ 13	$ 12
Commercial Mortgages [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	108	87	92	175	182
Construction and Development [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	34	37	35	84	121
Credit Card [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	1	3	9	30	78
Accruing loans 90 days or more past due	284	253
Retail Leasing [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	8	2	3	1	1
Home Equity and Second Mortgages [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	126	128	136	170	167
Total Loans, Excluding Covered Loans [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	1,002	1,362	1,184	1,452	1,476
Accruing loans 90 days or more past due	572	552
Covered Loans [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	6	6	8	14	127
Accruing loans 90 days or more past due	148	212
Commercial [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	225	443	160	99	122
Commercial [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	249	483	174	112	134
Accruing loans 90 days or more past due	57	52
Commercial Real Estate [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	142	124	127	259	303
Accruing loans 90 days or more past due	6	8
Residential Mortgages [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	442	595	712	864	770
Accruing loans 90 days or more past due	130	156
Other [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	34	27	23	16	23
Other Retail [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	168	157	$ 162	$ 187	$ 191
Accruing loans 90 days or more past due	$ 95	$ 83